FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Derivatives, Fair Value
Asset	$ 5.6	$ 10.3
Liability	5.2	11.7
Foreign exchange contracts | Other current assets
Derivatives, Fair Value
Asset	5.6	10.3
Foreign exchange contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	4.5	10.5
Commodity contracts | Other accrued liabilities
Derivatives, Fair Value
Liability	$ 0.7	1.0
Commodity contracts | Long-term retirement benefits and other liabilities
Derivatives, Fair Value
Liability		$ 0.2